Financial Risk Management (Details 1)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Customer A And Its Affiliates [Member]
Percentage Of Accounts Receivable	33.50%	32.40%	28.90%
Customer B And Its Affiliates [Member]
Percentage Of Accounts Receivable	12.90%	15.40%	19.10%